Shareholders Equity	6 Months Ended
Jun. 30, 2023
Shareholders Equity [Abstract]
SHAREHOLDERS EQUITY
NOTE 7:-	SHAREHOLDERS EQUITY

1.

On January 11, 2023, the Company entered into a securities purchase agreement (the “RD Purchase Agreement”), pursuant to which the Company agreed to sell and issue in a registered direct offering (the “Registered Direct Offering”) an aggregate of 90,000,000 ordinary shares for a purchase price of $0.018 per share (the “RD Shares”) and pre-funded warrants to purchase up to 210,000,000 of the Company’s ordinary shares at a purchase price of $0.018 per share and at an immaterial exercise price (the “Pre-funded Warrants”), and, unregistered Series A warrants to purchase up to 300,000,000 ordinary shares for an exercise price of $0.02 per shares (the “Series A Warrants”), and unregistered Series B warrants to purchase up to 300,000,000 ordinary shares for exercise price of $0.018 per share (the “Series B Warrants”).

In addition, the Company entered into a securities purchase agreement (the “PIPE Purchase Agreement,” and together with the RD Purchase Agreement, the “Purchase Agreements”) pursuant to which the Company agreed to sell and issue in a concurrent private placement (the “PIPE Offering,” and together with the Registered Direct Offering, the “Offerings”) unregistered Pre-funded Warrants to purchase up to 109,091,100 of the Company’ ordinary shares at purchase price of $0.018 per share and additional immaterial exercise price per share, unregistered Series A Warrants to purchase up to 109,091,100 of the Company’s ordinary shares for an exercise price of $0.02 per share and unregistered Series B Warrants to purchase up to 109,091,100 of the Company’s ordinary shares for an exercise price of $0.018 per share.

Moreover, the Company has also issued a placement agent warrants (the “Placement Agent Warrants”) on substantially the same terms as the Series A Warrants to purchase up to 28,636,500 of the Company’s ordinary shares for an exercise price of $0.022 per share.

As part of the aforementioned Offerings, the Company paid an aggregate amount of $973 issuance costs.

The Company received total consideration of $6,526 net of issuance costs from the above mentioned issuance of shares, prefunded warrants and Series A and B warrants.

The Company accounted for the aforementioned warrants as freestanding instrument classified at part of the Company’s permanent equity in accordance with ASC-480 and ASC-815.

2.	The Company amended certain warrants to purchase up to an aggregate of 180,000,000 ordinary shares that were issued in December 2021 to the investor in this offering and private placement by reducing the exercise prices from $0.067 per share to $0.018 per share.

The Company accounted for the reduced in the warrants exercise price as issuance costs to be recorded in the Company’s additional paid in capital in accordance with ASC-815.

3.	During the six months ended June 30, 2023, certain investors exercised pre-funded warrants and purchased 319,091,100 of the Company’s ordinary shares for an exercise price at an immaterial amount.

On May 1, 2023, the Company’s board of directors approved a grant of 15,500,000 unlisted options exercisable into 15,500,000 of the Company’s ordinary shares to the Company’s employees for an exercise price of NIS 0.026 per share and 40,000,000 unlisted options exercisable into 40,000,000 of the Company’s ordinary shares to the Company’s directors and chairman of the board of directors (subject to shareholders’ approval which was obtained on August 7, 2023, subsequent to balance sheet date) for an exercise price of NIS 0.026 per share.

The options will vest on a quarterly basis for a period of 4 years from the date of grant.

In addition, the Company’s board of directors has also approved the increase of the options pool reserved under the Plan for issuance of ordinary share by 50,000,000 additional options to a total of 85,000,000. As of June 30, 2023, 42,523,000 options are available for a future grant.

The following table lists the number of share options and their weighted average exercise prices in option plans of employees, directors and consultants for the six months period ended June 30, 2023 and related information:

	Number of options	Weighted average exercise price	Weighted average remaining contractual terms (in years)	Aggregate intrinsic value

Outstanding at December 31, 2022	27,002,200	0.13	7.14	-
Grants	15,500,000	0.01	-	-
Forfeited/expired	(25,200)	4.05	-	-

Outstanding at June 30, 2023	42,477,000	0.08	7.83	-

Vested and expected to vest at June 30, 2023	42,477,000	0.08	7.83	-

Exercisable at June 30, 2023	14,217,625	0.17	6.61	-